FILE NO.  2-66906
                                                               FILE NO. 811-3006
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 54          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 58                 (X)
                                   ---------
                          JOHN HANCOCK BOND TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1702
                                   ---------
                                 SUSAN S. NEWTON
                       Senior Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( )  immediately upon filing pursuant to paragraph (b) of Rule 485
(X)  on July 28, 2003 pursuant to paragraph (b) of Rule 485
( )  75 days after filing pursuant to paragraph (a) of Rule 485
( )  on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   JOHN HANCOCK
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Prospectus 7.28.03                 Investment Grade Bond Fund

                                   INSTITUTIONAL CLASS I



     [LOGO](R)
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JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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A summary of the fund's           Investment Grade Bond Fund                   4
goals, strategies, risks,
performance and expenses.

Policies and instructions for     Your account
opening, maintaining and
closing an account.               Who can buy shares                           6
                                  Opening an account                           6
                                  Buying shares                                7
                                  Selling shares                               8
                                  Transaction policies                        10
                                  Dividends and account policies              10

Further information on            Fund details
the fund.
                                  Business structure                          11
                                  Management biographies                      12
                                  Financial highlights                        13

                                  For more information                back cover

Investment Grade Bond Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These include corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years. In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.


In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. Since Class I shares have no operational history, the year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. Class I shares have no sales charges and lower expenses than Class A shares. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2003 return as of 6-30-03: 4.76%


Best quarter: Q3 '01, 5.07%
Worst quarter: Q1 `96, -1.35%

After-tax returns


After-tax returns are shown for Class A shares. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through taxdeferred arrangements such as 401(k) plans or individual retirement accounts.


Indexes(1) (reflect no fees or taxes)

Index 1: Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.

Index 2: Lipper Intermediate U.S. Government Index, an unmanaged index of intermediate-term government bonds.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

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Class A calendar year total returns (without sales charges)
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1993     1994      1995     1996     1997     1998       1999     2000     2001     2002
3.95%    1.07%    10.27%    3.32%    8.79%    8.58%    -1.06%    11.02%    7.23%    9.61%

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Average annual total returns (including sales charge) for periods ending 12-31-02
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                                                       1 year    5 year   10 year
Class A before tax                                      4.68%     6.00%    5.72%
Class A after tax on distributions                      2.58%     3.58%    3.30%
Class A after tax on distributions, with sale           2.80%     3.55%    3.32%
Class I before tax (no operational history)               --        --       --
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Index 1                                                11.50%     7.77%    7.56%
Index 2                                                10.00%     7.01%    6.62%
Index 3                                                10.25%     7.55%    7.51%

(1) In the future, the adviser will compare the fund's performance only to the Lehman Brothers Aggregate Bond Index since it more closely represents the fund's investment strategy.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o     Certain derivatives could produce disproportionate losses.

o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class I is new, its expenses are based on Class A expenses, adjusted to reflect any changes.

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Annual operating expenses
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Management fee                                                             0.40%
Other expenses                                                             0.18%
Total fund operating expenses                                              0.58%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                       Year 1        Year 3        Year 5        Year 10
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Class I                         $59           $186          $324          $726

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PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Dawn M. Baillie
Joined fund team in 1998

Jeffrey N. Given, CFA
Joined fund team in 1998

See page 12 for the management biographies.

FUND CODES


Class I     Ticker            TIUSX


            CUSIP             41014P771
            Newspaper         --
            SEC number        811-3006
            JH fund number    455

Your account

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WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

o     Retirement and other benefit plans and their participants

o     Rollover assets for participants whose plans are invested in the fund

o     Certain trusts, endowment funds and foundations

o Any state, county or city, or its instrumentality, department, authority or agency

o Insurance companies, trust companies and bank trust departments buying shares for their own account

o     Investment companies not affiliated with the adviser

o Clients of service agents and broker/dealers who have entered into an agreement with John Hancock Funds

o Investors who participate in fee-based, wrap and other investment platform programs

o     Any entity that is considered a corporation for tax purposes

o Fund trustees and other individuals who are affiliated with this fund or other John Hancock funds

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OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. You must submit additional documentation when opening trust, corporate or power of attorney accounts.

5     Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds may pay significant compensation out of its own resources to your financial representative.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

6 YOUR ACCOUNT

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Buying shares
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Opening an account                            Adding to an account

By check

[Clip Art] o  Make out a check for the        o  Make out a check for the
              investment amount, payable to      investment amount payable to
              "John Hancock Signature            "John Hancock Signature
              Services, Inc."                    Services, Inc."
           o  Deliver the check and your      o  Fill out the detachable
              completed application to your      investment slip from an
              financial representative, or       account statement. If no slip
              mail them to Signature             is available, include a note
              Services (address below).          specifying the fund name(s),
                                                 your share class, your account
                                                 number and the name(s) in
                                                 which the account is
                                                 registered.
                                              o  Deliver the check and
                                                 investment slip or note to
                                                 your financial representative,
                                                 or mail them to Signature
                                                 Services (address below).

By exchange


[Clip Art] o  Call your financial             o  Call your financial
              representative or Signature        representative or Signature
              Services to request an             Services to request an
              exchange.                          exchange.
           o  You may only exchange for       o  You may only exchange for
              shares of other institutional      shares of other institutional
              funds or Class I shares or         funds or Class I shares or
              Money Market Fund - Class A        Money Market Fund - Class A
              shares.                            shares.


By wire

[Clip Art] o  Deliver your completed          o  Instruct your bank to wire the
              application to your financial      amount of your investment to:
              representative or mail it to         First Signature Bank & Trust
              Signature Services.                  Account # 900022260
           o  Obtain your account number by        Routing # 211475000
              calling your financial          Specify the fund name(s), your
              representative or Signature     share class, your account number
              Services.                       and the name(s) in which the
           o  Instruct your bank to wire the  account is registered.
              amount of your investment to:   Your bank may charge a fee to
                First Signature Bank & Trust  wire funds.
                Account # 900022260
                Routing # 211475000
           Specify the fund name(s), the
           share class, the new account
           number and the name(s) in which
           the account is registered.
           Your bank may charge a fee to
           wire funds.

By phone

[Clip Art] See "By exchange" and "By wire."   o  Verify that your bank or
                                                 credit union is a member of
                                                 the Automated Clearing House
                                                 (ACH) system.
                                              o  Complete the "To Purchase,
                                                 Exchange or Redeem Shares via
                                                 Telephone" and "Bank
                                                 Information" sections on your
                                                 account application.
                                              o  Call Signature Services to
                                                 verify that these features are
                                                 in place on your account.
                                              o  Call your financial
                                                 representative or Signature
                                                 Services with the fund
                                                 name(s), your share class,
                                                 your account number, the
                                                 name(s) in which the account
                                                 is registered and the amount
                                                 of your investment.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
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                                                                  YOUR ACCOUNT 7

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Selling shares
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           Designed for                       To sell some or all of your shares

By letter

[Clip Art] o  Sales of any amount; however,   o Write a letter of instruction
              sales of $5 million or more       indicating the fund name, your
              must be made by letter.           account number, your share
                                                class, the name(s) in which the
           o  Certain requests will require     account is registered and the
              a Medallion signature             dollar value or number of shares
              guarantee. Please refer to        you wish to sell.
              "Selling shares in writing".    o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).
                                              o Mail the materials to
                                                Signature Services.
                                              o A check or wire will be sent
                                                according to your letter of
                                                instruction.

By phone

[Clip Art] o  Sales of up to $5 million.      o To place your request with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P .M.
                                                Eastern Time on most business
                                                days.
                                              o Redemption proceeds of up to
                                                $100,000 may be sent by wire or
                                                by check. A check will be
                                                mailed to the exact name(s) and
                                                address on the account.
                                                Redemption proceeds exceeding
                                                $100,000 must be wired to your
                                                designated bank account.

By wire or electronic funds transfer (EFT)

[Clip Art] o  Requests by letter to sell any  o To verify that the telephone
              amount.                           redemption privilege is in place
           o  Requests by phone to sell up to   on an account, or to request the
              $5 million (accounts with         forms to add it to an existing
              telephone redemption              account, call Signature
              privileges).                      Services.
                                              o Amounts of $5 million or more
                                                will be wired on the next
                                                business day.
                                              o Amounts up to $100,000 may be
                                                sent by EFT or by check. Funds
                                                from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange


[Clip Art] o  Sales of any amount.            o Obtain a current prospectus for
                                                the fund into which you are
                                                exchanging by calling your
                                                financial representative or
                                                Signature Services.
                                              o You may only exchange for shares
                                                of other institutional funds or
                                                Class I shares or Money Market
                                                Fund - Class A shares.
                                              o Call your financial representive
                                                or Signature Services to request
                                                an exchange.


8 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares and are requesting payment by check
o     you are selling more than $5 million worth of shares

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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Seller                                         Requirements for written requests
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                                                                      [Clip Art]

Owners of individual, joint or UGMA/UTMA     o    Letter of instruction.
accounts (custodial accounts for             o    On the letter, the signatures
minors).                                          of all persons authorized to
                                                  sign for the account, exactly
                                                  as the account is registered.
                                             o    Medallion signature guarantee
                                                  if applicable (see above).

Owners of corporate, sole                    o    Letter of instruction.
proprietorship, general partner or           o    Corporate
association accounts.                             business/organization
                                                  resolution, certified within
                                                  the past 12 months, or a John
                                                  Hancock Funds
                                                  business/organization
                                                  certification form.
                                             o    On the letter and the
                                                  resolution, the signature of
                                                  the person(s) authorized to
                                                  sign for the account.
                                             o    Medallion signature guarantee
                                                  if applicable (see above).

Owners or trustees of retirement plan,       o    Letter of instruction.
pension trust and trust accounts.            o    On the letter, the
                                                  signature(s) of the
                                                  trustee(s).
                                             o    Copy of the trust document
                                                  certified within the past 12
                                                  months a John Hancock Funds
                                                  trust certification form.
                                             o    Medallion signature guarantee
                                                  if applicable (see above).

Joint tenancy shareholders with rights       o    Letter of instruction signed
of survivorship whose co-tenants are              by surviving tenant.
deceased.                                    o    Copy of death certificate.
                                             o    Medallion signature guarantee
                                                  if applicable (see above).

Executors of shareholder estates.            o    Letter of instruction signed
                                                  by executor.
                                             o    Copy of order appointing
                                                  executor, certified within the
                                                  past 12 months.
                                             o    Medallion signature guarantee
                                                  if applicable (see above).

Administrators, conservators, guardians      o    Call 1-888-972-8696 for
and other sellers or account types not            instructions.
listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------

                                                                  YOUR ACCOUNT 9

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TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The fund may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The fund reserves the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. The fund may also refuse any exchange order. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account Information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take other steps that it deems reasonable.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o     after any changes of name or address of the registered owner(s)
o     in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally declares income dividends daily and pays them monthly. Your income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

10 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Fund details

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BUSINESS STRUCTURE

The trustees have the power to change the fund's investment goal without shareholder approval.

The trustees of the fund have the power to change the focus of the fund's 80% investment policy without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.

The management firm The fund is managed by John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, MA 02199-7603. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of March 31, 2003 managed approximately $26 billion in assets.


Management fee For the fiscal year ended May 31, 2003, the fund paid the investment adviser a management fee equal to 0.40% of the fund's average daily net assets.


                                                                 YOUR ACCOUNT 11

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MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock Investment Grade Bond Fund. It is a brief summary of their business careers over the past five years.

Dawn M. Baillie
------------------------------------
Second vice president
Joined John Hancock Advisers in 1985
Began business career in 1985

Barry H. Evans, CFA
------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986


Jeffrey N. Given, CFA
------------------------------------
Joined John Hancock Advisers in 1993
Began business career in 1993


12 FUND DETAILS

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FINANCIAL HIGHLIGHTS

Since Class I shares have no operational history, financial highlights are provided for the fund's Class A shares, which are offered in a separate prospectus. This table details the performance of the fund's Class A shares, including total return information showing how much an investment in the fund has increased or decreased each year.

Investment Grade Bond Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                   5-31-99(1)     5-31-00(1)     5-31-01(1)     5-31-02(1,2)   5-31-03
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              9.72          $9.55          $9.18          $9.64          $9.78
Net investment income(3)                                          0.59           0.57           0.60           0.48           0.43
Net realized and unrealized gain (loss) on investments           (0.17)         (0.37)          0.46           0.19           0.75
Total from investment operations                                  0.42           0.20           1.06           0.67           1.18
Less distributions
>From net investment income                                       (0.59)         (0.57)         (0.60)         (0.53)         (0.49)
Net asset value, end of period                                   $9.55          $9.18          $9.64          $9.78         $10.47
Total return(4) (%)                                               4.33           2.22          11.83           6.97          12.35
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RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                           $169           $138           $145           $159           $176
Ratio of expenses to average net assets (%)                       1.03           1.07           1.05           1.02           1.03
Ratio of net investment income to average net assets (%)          6.03           6.08           6.30           4.93           4.30
Portfolio turnover (%)                                             267            300            328            573            693

(1)   Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
(3)   Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.


                                                                 FUND DETAILS 13

For more information

Two documents are available that offer further information on John Hancock Investment Grade Bond Fund:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2003 JOHN HANCOCK FUNDS, LLC                                       55IPN 7/03

[LOGO](R)

John Hancock Funds, LLC
MEMBER NASD
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Boston, MA 02199-7603

www.jhfunds.com

                     JOHN HANCOCK INVESTMENT GRADE BOND FUND

                                 Class I Shares
                       Statement of Additional Information


                                  July 28, 2003


This Statement of Additional Information provides information about the John Hancock Investment Grade Bond Fund (the "Fund"), in addition to the information that is contained in the Fund's current Prospectus for Class I shares (the "Prospectus"). The Fund is a diversified series of John Hancock Bond Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus. This Statement of Additional Information incorporates by reference the Fund's Annual Report. A copy of the Prospectus or Annual Report can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1001
                        Boston, Massachusetts 02117-1000
                                 1-888-972-8696

                                TABLE OF CONTENTS


                                                                            Page

Organization of the Fund..................................................     2
Investment Objective and Policies.........................................     2
Investment Restrictions...................................................    15
Those Responsible for Management..........................................    17
Investment Advisory and Other Services....................................    25
Distribution Contracts....................................................    28
Sales Compensation........................................................    28
Net Asset Value...........................................................    29
Special Redemptions.......................................................    29
Additional Services and Programs..........................................    30
Purchase and Redemptions through Third Parties............................    30
Description of the Fund's Shares..........................................    31
Tax Status................................................................    32
Calculation of Performance................................................    35
Brokerage Allocation......................................................    37
Transfer Agent Services...................................................    41
Custody of Portfolio......................................................    41
Independent Auditors......................................................    41
Appendix A- Description of Investment Risk................................   A-1
Appendix B-Description of Bond Ratings....................................   B-1
Appendix C-Summary of Proxy Voting........................................   C-1
Financial Statements......................................................   F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to January 1, 2002, the Fund was called John Hancock Intermediate Government Fund. Prior to April 1, 1999, the Fund was called John Hancock Intermediate Maturity Government Fund.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Life Insurance Company (formerly John Hancock Mutual Life Insurance Company) (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Life Company is a wholly owned by John Hancock Financial Services, Inc., a Delaware Corporation, organized in February, 2000.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The Fund's investment objective is not fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund seeks to earn a high level of current income, consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the Fund normally invests at least 80% of the Fund's Assets in investment grade bonds of U.S. and foreign issuers rated within the four highest grades as determined by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa) or Standard & Poor's ("S&P") (AAA, AA, A, or BBB) or the unrated equivalent as determined by the Adviser. "Bonds" include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities, and are sometimes referred to collectively as "debt securities" in this Statement of Additional Information. The Fund will not invest in debt securities rated below investment grade (and their unrated equivalents). Under normal market conditions, the Fund intends to maintain a weighted average remaining maturity or average remaining life of three to ten years.


The Fund may acquire individual securities of any maturity. The longer the Fund's average portfolio maturity, the more the value of the portfolio and the net asset value of the Fund's shares will fluctuate in response to changes in interest rates. An increase in interest rates will generally reduce the value of the Fund's portfolio securities and the Fund's shares, while a decline in interest rates will generally increase their value. Debt securities rated Baa or BBB are considered to have speculative characteristics and adverse economic conditions or changing circumstances may weaken the issuers' capacity to pay interest and repay principal. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

The Fund may purchase corporate debt securities bearing fixed or fixed and contingent interest as well as those which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, or participations based on revenues, sales or profits. The Fund may purchase preferred stock. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the Fund's total assets taken at market value.

For liquidity and flexibility, the Fund may place up to 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents. In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in an abnormal market, economic, political or other conditions, the Fund may temporarily invest more than 20% of its Assets in investment-grade short-term securities, cash, and cash equivalents.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. Similarly, when such yields increase, the market value of a portfolio already invested can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates.

In general, investments in shorter and intermediate term (three to ten years) debt securities are less sensitive to interest rate changes and provide more stability than longer-term (ten years or more) investments. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Also, Fund shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.


With respect to the Fund's investment policy of investing at least 80% of its Assets in investment grade bonds, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. Also, with respect to this 80% investment policy, the Fund will notify shareholders at least 60 days prior to any change in this policy.


Ratings as Investment Criteria. In general, the ratings of Moody's Investors Services, Inc. ("Moody's) and Standard & Poor's Ratings Group ("S&P") represents the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the ratings of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Participation Interests. The Fund may invest in participation interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities.

Structured Securities. The Fund may invest in structured securities including notes, bonds or debentures, the value of the principal of and/or interest on which is to be determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

Securities of Domestic and Foreign Issuers. The Fund may invest in U.S. dollar-denominated securities of foreign and United States issuers that are issued in or outside of the United States. These securities may include, for example, obligations of the Tennessee Valley Authority and the World Bank and medium-term debt obligations of governmental issuers. Foreign companies may not be subject to accounting standards and government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign markets generally provide less liquidity than U.S. markets (and thus potentially greater price volatility) and typically provide fewer regulatory protections for investors. Foreign securities can also be affected by political or financial instability abroad. It is anticipated that under normal conditions, the Fund will not invest more than 25% of its total assets in U.S. dollar-denominated foreign securities (excluding U.S. dollar-denominated Canadian securities).

Mortgage Backed and Derivative Securities. The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" or "residual" interest in REMICS, although the Fund does not intend, absent a change in current tax law, to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the Securities and Exchange Commission ("SEC") considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage- Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage- Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price, plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of interest which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. The Fund will use proceeds obtained from the sale of securities pursuant to reverse repurchase agreements to purchase other investments. The use of borrowed funds to make investments is a practice known as "leverage," which is considered speculative. Use of reverse repurchase agreements is an investment technique that is intended to increase income. Thus, the Fund will enter into a reverse repurchase agreement only when the Adviser determines that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. However, there is a risk that interest expense will nevertheless exceed the income earned. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except that as a temporary measure for extraordinary or emergency purposes the Fund may borrow from banks in aggregate amounts at any one time outstanding not exceeding 33 1/3% of the total assets (including the amount borrowed) of the Fund valued at market and the Fund may not purchase any securities at any time when borrowings exceed 5% of the total assets of the Fund (taken at market). Forward commitment transactions shall not constitute borrowings and interest paid on any borrowings will reduce the Fund's net investment income. The Fund will enter into reverse repurchase agreements only with selected registered broker/dealers or with federally insured banks or savings and loan associations that are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the firms involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments . The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities, securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities on any type of maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowings and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities which are rated within the four highest grades as determined by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A, or BBB) or the unrated equivalent as determined by the Adviser. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund and may enter into interest rate swaps and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices of zero coupon delayed and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities that pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time. The Fund accrues income on these securities for tax and accounting purposes, which is required to be distributed to shareholders. Because no cash is received while income accrues on these securities, the Fund may be forced to liquidate other investments to make the distributions. See "TAX STATUS."

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund does not invest for the purpose of seeking short-term profits. The Fund's investment securities may be changed, however, without regard to the holding period of these securities (subject to certain tax restrictions), when the Adviser deems that this action will help achieve the Fund's objective given a change in an issuer's operations or changes in general market conditions. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater expenses. The Fund's portfolio rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

1. borrow money, except that as a temporary measure for extraordinary or emergency purposes the Fund may borrow from banks in aggregate amounts at any one time outstanding not exceeding 33 1/3% of the total assets (including the amount borrowed) of the Fund valued at market; and the Fund may not purchase any securities at any time when borrowings exceed 5% of the total assets of the Fund (taken at market value). This borrowing restriction does not prohibit the use of reverse repurchase agreements (see "Reverse Repurchase Agreements"). For purposes of this investment restriction, forward commitment transactions shall not constitute borrowings. Interest paid on any borrowings will reduce the Fund's net investment income;

2. make short sales of securities or purchase any security on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities (this restriction does not apply to securities purchased on a when-issued basis);

3. underwrite securities issued by other persons, except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in selling a security, and except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objectives as the Fund;

4. make loans to other persons except (a) through the lending of securities held by the Fund, (b) through the purchase of debt securities in accordance with the investment policies of the Fund (the entry into repurchase agreements is not considered a loan for purposes of this restriction);

5. with respect to 75% of its total assets, purchase the securities of any one issuer (except securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, as to which there are no percentage limits or restrictions) if immediately after and as a result of such purchase (a) more than 5% of the value of its assets would be invested in that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer, except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment objectives as the Fund;

6. purchase or sell real estate (including limited partnership interests) other than securities secured by real estate or interests therein including mortgage-related securities or interests in oil, gas or mineral leases in the ordinary course of business (the Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities);

7. invest more than 25% of its total assets in the securities of issuers whose principal business activities are in the same industry (excluding obligations of the U.S. Government, its agencies and instrumentalities and repurchase agreements) except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same objectives as the Fund;

8. issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "Investment Company Act")) if such issuance is specifically prohibited by the Investment Company Act or the rules and regulations promulgated thereunder; or

9. invest in securities of any company if, to the knowledge of the Trust, any officer or director of the Trust or its Adviser owns more than 1/2 of 1% of the outstanding securities of such company, and all such officers and directors own in the aggregate more than 5% of the outstanding securities of such company.

10. invest in commodities, except that the Fund may purchase and sell: forward commitments, when-issued securities, securities index put or call warrants, repurchase agreements, options on securities and securities indices, futures contracts on securities and securities indices and options on these futures, entered into in accordance with the Fund's investment policies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) invest in companies for the purpose of exercising control or management, except that the Fund may invest all or substantially all of its assets in another registered investment company having substantially the same investment restrictions as the Fund;

(b) purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(c) invest more than 15% of its net assets in illiquid securities.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

The Fund will invest only in countries on the Adviser's Approved Country Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, the Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen; (2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940 (the "Independent Trustees), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").



---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
---------------------------- ------------- ----------- ----------------------------------------------------- -------------
Independent Trustees
---------------------------- ------------- ----------- ----------------------------------------------------- -------------
---------------------------- ------------- ----------- ----------------------------------------------------- -------------
James F. Carlin              Trustee       1994        Director/Treasurer, Alpha Analytical, Inc.            31
Born:  1940                                            (analytical laboratory); Part Owner and Treasurer,
                                                       Lawrence Carlin Insurance Agency, Inc. (since
                                                       1995); Part Owner and Vice President, Mone Lawrence
                                                       Carlin Insurance Agency, Inc. (since 1996);
                                                       Director/Treasurer, Rizzo Associates (until 2000);
                                                       Chairman and CEO, Carlin Consolidated, Inc.
                                                       (management/investments) (since 1997);
                                                       Director/Partner, Proctor Carlin & Co., Inc. (until
                                                       1999); Trustee, Massachusetts Health and Education
                                                       Tax Exempt Trust (since 1993); Director of the
                                                       following:  Uno Restaurant Corp. (until 2001),
                                                       Arbella Mutual (insurance) (until 2000), HealthPlan
                                                       Services, Inc. (until 1999), Flagship Healthcare,
                                                       Inc. (until 1999), Carlin Insurance Agency, Inc.
                                                       (until 1999), Chairman, Massachusetts Board of
                                                       Higher Education (until 1999).
---------------------------- ------------- ----------- ----------------------------------------------------- -------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       18




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
William H. Cunningham         Trustee       1987        Former Chancellor, University of Texas System and    31
Born:  1944                                             former President of the University of Texas,
                                                        Austin, Texas; Chairman and CEO, IBT
                                                        Technologies (until 2001); Director of the
                                                        following: The University of Texas
                                                        Investment Management Company (until 2000),
                                                        Hire.com (since 2000), STC Broadcasting, Inc.
                                                        and Sunrise Television Corp. (until 2001),
                                                        Symtx, Inc. (since 2001), Adorno/Rogers
                                                        Technology, Inc. (since 2001), Pinnacle Foods
                                                        Corporation (since 2001), rateGenius (since
                                                        2001), LaQuinta Motor Inns, Inc. (hotel
                                                        management company) (until 1998),
                                                        Jefferson-Pilot Corporation (diversified
                                                        life insurance company), New Century Equity
                                                        Holdings (formerly Billing Concepts) (until
                                                        2001), eCertain (until 2001), ClassMap.com
                                                        (until 2001), Agile Ventures (until 2001),
                                                        LBJ Foundation (until 2000), Golfsmith
                                                        International, Inc. (until 2000), Metamor
                                                        Worldwide (until 2000), AskRed.com (until 2001),
                                                        Southwest Airlines and Introgen; Advisory
                                                        Director, Q Investments; Advisory Director, Chase
                                                        Bank (formerly Texas Commerce Bank - Austin),
                                                        LIN Television (since 2002) , WilTel
                                                        Communications (since 2002).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Ronald R. Dion                Trustee       1998        Chairman and Chief Executive Officer, R.M. Bradley   31
Born:  1946                                             & Co., Inc.; Director, The New England Council and
                                                        Massachusetts Roundtable; Trustee, North Shore
                                                        Medical Center; Director, BJ's Wholesale Club,
                                                        Inc. and a corporator of
                                                        the Eastern Bank;
                                                        Trustee, Emmanuel
                                                        College.

----------------------------- ------------- ----------- ---------------------------------------------------- -------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       19




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Charles L. Ladner             Trustee       1994        Chairman and Trustee, Dunwoody Village, Inc.         31
Born:  1938                                             (retirement services); Senior Vice President and
                                                        Chief Financial Officer, UGI Corporation (Public
                                                        Utility Holding Company) (retired 1998); Vice
                                                        President and Director for AmeriGas, Inc.
                                                        (retired 1998); Director of AmeriGas Partners,
                                                        L.P. (until 1997)(gas distribution); Director,
                                                        Parks and History Association (since 2001).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Steven Pruchansky             Trustee       1994        Chairman and Chief Executive Officer, Mast           31
Born:  1944                                             Holdings, Inc. (since 2000); Director and
                                                        President, Mast Holdings, Inc. (until 2000);
                                                        Managing Director, JonJames, LLC (real
                                                        estate)(since 2001); Director, First Signature
                                                        Bank & Trust Company (until 1991); Director, Mast
                                                        Realty Trust (until 1994); President, Maxwell
                                                        Building Corp. (until 1991).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Norman H. Smith               Trustee       1994        Lieutenant General, United States Marine Corps;      31
Born:  1933                                             Deputy Chief of Staff for Manpower and Reserve
                                                        Affairs, Headquarters Marine Corps; Commanding
                                                        General III Marine Expeditionary Force/3rd Marine
                                                        Division (retired 1991).
----------------------------- ------------- ----------- ---------------------------------------------------- -------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       20





---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
John P. Toolan                Trustee       1994        Director, The Smith Barney Muni Bond Funds, The      31
Born:  1930                                             Smith Barney Tax-Free Money Funds, Inc., Vantage
                                                        Money Market Funds (mutual funds), The
                                                        Inefficient-Market Fund, Inc. (closed-end
                                                        investment company); Chairman, Smith Barney Trust
                                                        Company of Florida (retired 1991); Director, Smith
                                                        Barney, Inc., Mutual Management Company and Smith
                                                        Barney Advisers, Inc. (investment advisers)
                                                        (retired 1991); Senior Executive Vice President,
                                                        Director and member of the Executive Committee,
                                                        Smith Barney, Harris Upham & Co., Incorporated
                                                        (investment bankers) (until 1991).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------
Interested Trustees
----------------------------- ------------- ----------- ---------------------------------------------------- -------------
John M. DeCiccio (3)          Trustee       2001        Executive Vice President and Chief Investment        52
Born:  1948                                             Officer, John Hancock Financial Services, Inc.;
                                                        Director, Executive Vice President and Chief
                                                        Investment Officer, John Hancock Life Insurance
                                                        Company; Chairman of the Committee of Finance of
                                                        John Hancock Life Insurance Company;
                                                        Director, John Hancock Subsidiaries, LLC,
                                                        Hancock Natural Resource Group, Independence
                                                        Investment LLC, Independence Fixed
                                                        Income LLC, John Hancock Advisers, LLC (the
                                                        "Adviser") and The Berkeley Financial
                                                        Group, LLC ("The Berkeley Group"), John
                                                        Hancock Funds, LLC ("John Hancock Funds"),
                                                        Massachusetts Business Development Corporation;
                                                        Director, Insurance Agency, Inc. (until
                                                        1999) and John Hancock Signature Services,
                                                        Inc.("Signature Services") (until 1997).

----------------------------- ------------- ----------- ---------------------------------------------------- -------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       21




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Maureen R. Ford (3)         Trustee,        2000        Executive Vice President, John Hancock Financial     52
Born:  1955                 Chairman,                   Services, Inc., John Hancock Life Insurance
                            President and               Company; Chairman, Director, President and Chief
                            Chief                       Executive Officer, the Advisers and The Berkeley
                            Executive                   Group; Chairman, Director, President and Chief
                            Officer                     Executive Officer, John Hancock Funds; Chairman,
                                                        Director and Chief Executive Officer, Sovereign
                                                        Asset Management Corporation ("SAMCorp.");
                                                        Director, John Hancock Subsidiaries, LLC;
                                                        Independence Investment LLC, Independence Fixed
                                                        Income LLC and Signature Services, Inc.; Senior
                                                        Vice President, MassMutual Insurance Co. (until
                                                        1999.

--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Principal Officers who
are not Trustees
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
William L. Braman           Executive       2000        Executive Vice President and Chief Investment        N/A
Born:  1953                 Vice                        Officer, the Adviser and each of the John Hancock
                            President and               funds; Director, SAMCorp., Executive Vice
                            Chief                       President and Chief Investment Officer, Baring
                            Investment                  Asset Management, London U.K. (until 2000).
                            Officer

--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Richard A. Brown            Senior Vice     2000        Senior Vice President, Chief Financial Officer and   N/A
Born:  1949                 President and               Treasurer, the Adviser, John Hancock Funds, and
                            Chief                       The Berkeley Group;  Second Vice President and
                            Financial                   Senior Associate Controller, Corporate Tax
                            Officer                     Department, John Hancock Financial Services, Inc.
                                                        (until 2001).

--------------------------- --------------- ----------- ---------------------------------------------------- ---------------
Thomas H. Connors           Vice            1994        Vice President and Compliance Officer, the Adviser   N/A
Born:  1959                 President and               and each of the John Hancock funds; Vice
                            Compliance                  President, John Hancock Funds.
                            Officer
--------------------------- --------------- ----------- ---------------------------------------------------- ---------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.



                                       22




---------------------------- ------------- ----------- ----------------------------------------------------- -------------
                                                                                                             Number of
                                                                                                             John
                                                                                                             Hancock
                             Position(s)   Trustee/                                                          Funds
Name, Address (1)            Held with     Officer     Principal Occupation(s) and other                     Overseen by
And Age                      Fund          since(2)    Directorships During Past 5 Years                     Trustee
--------------------------- -------------- -------------- -------------------------------------------------- ---------------
William H. King             Vice           1994           Vice President and Assistant Treasurer, the        N/A
Born:  1952                 President                     Adviser; Vice President and Treasurer of each of
                            and Treasurer                 the John Hancock funds; Assistant Treasurer of
                                                          each of the John Hancock funds (until 2001).

--------------------------- -------------- -------------- -------------------------------------------------- ---------------
Susan S. Newton             Senior Vice    1994           Senior Vice President, Secretary and Chief Legal   N/A
Born:  1950                 President,                    Officer, SAMCorp., the Adviser and each of the
                            Secretary                     John Hancock funds, John Hancock Funds and The
                            and Chief                     Berkeley Group; Vice President, Signature
                            Legal Officer                 Services (until 2000), Director, Senior Vice
                                                          President and Secretary, NM Capital.

--------------------------- -------------- -------------- -------------------------------------------------- ---------------

(1) Business address for independent and interested Trustees and officers is 101
    Huntington Avenue, Boston, Massachusetts 02199.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Interested Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.


The Fund's Board of Trustees currently has four standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees. The Audit Committee members are Messrs. Ladner, Moore, Toolan and Ms. McGill Peterson. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended May 31, 2003.

The Administration Committee's members are all of the Independent Trustees of the Fund. The Administration Committee reviews the activities of the other three standing committees and makes the final selection and nomination of candidates to serve as Independent Trustees. The Administration Committee will consider nominees recommended by shareholders to serve as Independent Trustees, provided that shareholders submit recommendations in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934. The Administration Committee also works with al Trustees on the selection and election of officers of the Fund and reviews Trustee compensation, evaluates Trustee performance and considers committee membership rotations as well as relevant corporate governance issues. The Administration Committee held four meetings during the fiscal year ended May 31, 2003.

The Contracts/Operations Committee members are Messrs. Carlin, Pruchansky and Smith. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements, custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended May 31, 2003.

The Investment Performance Committee consists of Messrs. Cunningham and Dion. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended May 31, 2003.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all John Hancock Funds overseen by the Trustee, as of December 31, 2002.


--------------------------------------------------------------------------------
                         Dollar Range of        Aggregate Dollar Range
                         Fund Shares            of holdings in John Hancock
Name of Trustee          owned by Trustee (1)   funds overseen by Trustee (1)
--------------------------------------------------------------------------------
Independent  Trustees
--------------------------------------------------------------------------------
James F. Carlin          $1-$10,000             $10,001-$50,000
--------------------------------------------------------------------------------
William H. Cunningham    None                   $10,001-$50,000
--------------------------------------------------------------------------------
Ronald R. Dion           $1-$10,000             Over $100,000
--------------------------------------------------------------------------------
Charles L. Ladner        $1-$10,000             Over $100,000
--------------------------------------------------------------------------------
Steven R. Pruchansky     $1-$10,000             Over $100,000
--------------------------------------------------------------------------------
Norman H. Smith          $1-$10,000             Over $100,000
--------------------------------------------------------------------------------
John P. Toolan           None                   $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Interested Trustees
--------------------------------------------------------------------------------
John M. DeCiccio         None                   Over $100,000
--------------------------------------------------------------------------------
Maureen R. Ford          $1-$10,000             Over $100,000
--------------------------------------------------------------------------------


(1) Under the John Hancock Deferred Compensation Plan for Independent Trustees, an Independent Trustee may elect to earn a return on his deferred fees equal to the amount that he would have earned if the deferred fees amount were invested in one or more funds in the John Hancock fund complex. Under these circumstances, a trustee is not the legal owner of the underlying shares, but participates in any positive or negative return on those shares to the same extent as other shareholders. If the Trustees were deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2002, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be none and over $100,000 for Mr. Cunningham, $1-$10,000 and over $100,000 for Mr. Dion, $1-$10,000 and over $100,000 for
     Mr. Pruchansky, $1-$10,000 and over $100,000 for Mr. Smith, none and over $100,000 for Mr. Toolan.


The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Ms. Ford and Mr. DeCiccio, each a non-Independent Trustees, and each of the officers of the Fund who are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.

                           Aggregate             Total Compensation from
                           Compensation          all Funds in John Hancock
Trustees                   from the Fund(1)      Fund Complex to Trustees (2)
--------                   ----------------      ----------------------------

James F. Carlin                $ 1,730                  $ 75,000
William H. Cunningham*           1.730                    75,100
Ronald R. Dion*                  1,747                    75,000
Charles L. Ladner                1,694                    72,000
Steven R. Pruchansky*            1.696                    72,100
Norman H. Smith*                 1,834                    78,000
John P. Toolan*                  1,694                    72,000
                             ---------               -----------
Total                          $12,125                  $519,200

      (1)    Compensation is for the current fiscal period ended May 31, 2003.

      (2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the calendar year ended December 31, 2002. As of that date, there were sixty-one funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty funds.

      (*) As of December 31, 2002, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock fund complex for Mr. Cunningham was $428,963, for Mr. Dion was $112,717, for Mr. Pruchansky was $95,779, for Mr. Smith was $204,328 and for Mr. Toolan was $517,774 under the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan").

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or Directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of July 1, 2003, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund and no shareholder beneficially owned 5% or more of the outstanding Class I shares of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and as of March 31, 2003 had approximately $26 billion in assets under management in its capacity as investment adviser to the Fund and the other funds in the John Hancock group of funds as well as retail and institutional privately managed accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of approximately $130 billion, the Life Company is one of the ten largest life insurance companies in the United States and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage, equal on an annual basis to 0.40%, of the average daily net assets of the Fund.


For the fiscal years ended May 31, 2001, 2002 and 2003, advisory fees paid by the Portfolio to the Adviser and borne indirectly by the Fund, amounted to $681,232, $762,623 and $897,241, respectively.


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients, for which the Adviser renders investment advice arise for consideration at or about the same time transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and determining whether to approve and renew the Fund's Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Fund's assets managed by the adviser; (3) the fair market value of the services provided by the adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.


In evaluating the Advisory Agreement, the Independent Trustees reviewed materials furnished by Adviser, including information regarding the Adviser, its respective affiliates and their personnel, operations and financial condition. The Independent Trustees also reviewed, among other things:

o The investment performance of the Fund. The Board determined that the performance results of the Fund and the Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable intermediate investment-grade debt funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The fee charged by the Adviser for investment advisory and administrative services, as well as other compensation received by affiliates of the Adviser and the total operating expenses of the Fund. The Independent Trustees determined that these fees and expenses were reasonable based on the average advisory fees and operating expenses for comparable funds.

o The Adviser's investment staff and portfolio management process, the historical quality of services provided by the Adviser, and the overall performance of the Fund's portfolio on both a short-term and long-term basis.

The Independent Trustees determined that the terms of the Fund's Advisory Agreement are fair and reasonable and that the contract is in the Fund's best interest. The Independent Trustees believe that the advisory contract will enable the Fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Interested Trustees of the Fund and any officers of the Adviser or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The continuation of the Advisory Agreement and Distribution Agreement was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended May 31, 2001, 2002 and 2003, the Fund paid to the Adviser $33,109, $40,129 and $71,880, respectively, under this Agreement.

Proxy Voting. The Fund's Trustees have delegated to the Adviser the authority to vote proxies on behalf of the Fund. The Trustees have approved the proxy voting guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. A summary of the Adviser's proxy voting guidelines is attached to this statement of additional information as Appendix C.


Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") that have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined.

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

In addition, from time to time, John Hancock Funds, at its expense, may provide significant additional compensation to financial services firms in connection with their promotion of the Fund and sale of shares of the Fund. Such compensation provided by John Hancock Funds may include, for example, financial assistance to financial services firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other financial services firms-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a financial services firm's registered representatives and other employees in group meetings. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees may be offered to the extent not prohibited by law or any self-regulatory agency, such as the NASD.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.


Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.


Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by the events occurring after closing of a foreign market, assets are valued by a method that Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that class.


Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock Institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I or institutional fund.


The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers or Service Agents ("Brokers"). Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, and in one or more classes, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of this Fund and two other series and the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I. Class A, Class B and Class C shares are discussed in a separate Statement of Additional Information. Additional series may be added in the future.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class or series of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each Class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses). Some distributions may be paid to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interests of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $482,530 capital loss carryforward, available to the extent provided by regulations, to offset future net realized capital gains. The carryforward expires on May 31, 2008.

The Fund's dividends and capital gain distributions will not qualify for the corporate dividends-received deduction.


The Fund's dividends and capital gain distributions will not qualify as qualified dividend income as provided under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income, including such income, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of its participation in such transactions. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file and to backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


For the 30-day fiscal period ended May 31, 2003, the annualized yield for the Fund's Class A shares was 2.77%.

As of May 31, 2003, the average annual total returns for Class A shares of the Fund for the one year, five and ten year periods were 7.31%, 6.49% and 6.01%, respectively.


The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge, where applicable) on the last day of the period, according to the following standard formula:

                                      6
         Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                        -------
                          cd
Where:
a =      dividends and interest earned during the period.
b =      net expenses accrued during the period.
c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
d = the maximum offering price per share on the last day of the period (NAV where applicable).

The average annual total return before taxes is computed by finding the average annual compounded rate of return over the 1-year, 5-year and 10-year periods, or the period since the commencement of operations, that would equate the initial amount invested to the ending redeemable value according to the following formula:

P(1+T)n = ERV

                  Where:
         P=       a hypothetical initial payment of $1,000.
         T=       average annual total return
         n=       number of years

      ERV= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-year, 5-year or 10-year periods (or fractional portion).

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, these calculations assume the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. These calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper--Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD's") which differ from mutual funds, such as the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD. There are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in and excerpts from, national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta reflects the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed monthly by the Adviser's Senior Investment Policy Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers and directors of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers to reflect a "spread." Investment in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transaction. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund.


As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies that the Trustees may adopt from time to time. For the fiscal year ended May 31, 2003, the Fund did not pay compensation to brokers for research services such as industry, economic and company reviews and evaluations of securities.


Research services received from broker-dealers supplement the Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with the Adviser's personnel with respect to computerized systems and data furnished to the Adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the research provides the Adviser with a diverse perspective on financial markets. Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments.

The Adviser believes that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. However, to the extent that the Adviser would have purchased research services had they not been provided by broker-dealers, the expenses to the Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended May 31, 2001, 2002 and 2003, the Fund did not pay negotiated brokerage commissions.

The Adviser may determine target levels of commission business with various brokers on behalf of its clients (including the Fund) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Fund and other mutual funds advised by the Adviser in particular, including sales of the Fund. In connection with (3) above, the Fund's trades may be executed directly by dealers that sell shares of the John Hancock funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution and the Conduct Rules of the National Association of Securities Dealers, Inc. The Adviser will not use a specific formula in connection with any of these considerations to determine the target levels.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, or the Affiliated Broker. Because the Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.


The Adviser's indirect parent, the Life Company is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). For the fiscal years ended May 31, 2001, 2002 and 2003, the Fund did not execute portfolio transactions with Signator.


Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1001, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of 0.05% of its average daily net assets attributable to Class I shares.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to custodian agreements between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT AUDITORS


The independent auditors of the Fund are Deloitte & Touche, LLP, 200 Berkeley Street, Boston, Massachusetts 02116. Deloitte & Touche, LLP audits and renders opinions on the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns. Until May 31, 2002, the independent auditors of the Fund were Ernst & Young, LLP, 200 Clarendon Street, Boston, Massachusetts 02116.

APPENDIX-A -  DESCRIPTION OF INVESTMENT RISK

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them, with examples of related securities and investment practices included in brackets. See the "Investment Objectives and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive total return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., currency contracts, futures and related options, options on securities and indices, swaps, caps, floors and collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., non- investment-grade debt securities, borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, repurchase agreements, securities lending, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, options on securities, structured securities and swaps, caps floors and collars).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.(e.g., foreign debt securities, currency contracts, swaps, caps, floors and collars).

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.(e.g. mortgage-backed securities and structured securities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade debt securities, covered mortgage dollar roll transactions, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, asset-backed securities, mortgage-backed securities, participation interest, swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and index options, structured securities, swaps, caps, floors and collars).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. non-investment-grade debt securities, restricted and illiquid securities, mortgage-backed securities, participation interest, currency contracts, futures and related options; securities and index options, structured securities, swaps, caps, floors and collars).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. covered mortgage dollar roll transactions, short-term trading, when-issued securities and forward commitments, brady bonds, foreign debt securities, in-kind, delayed and zero coupon debt securities, restricted and illiquid securities, rights and warrants, financial futures and options; and securities and index options, structured securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.(e.g. covered mortgage dollar roll transactions, when-issued securities and forward commitments, currency contracts, financial futures and options; securities and securities and index options).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war. (e.g., brady bonds and foreign debt securities).

Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities. (e.g., mortgage backed securities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade debt securities, participation interest, structured securities, swaps, caps, floors and collars).

APPENDIX B

DESCRIPTION OF BOND RATINGS
The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of various debt instruments. Their ratings are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. Such limitations include the following: the rating of an issue is heavily weighted by past developments and does not necessarily reflect probable future conditions; there is frequently a lag between the time a rating is assigned and the time it is updated; and there are varying degrees of difference in credit risk of securities in each rating category. Therefore, it should be understood, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated b generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP

AAA: Bonds rated AAA have the higher rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A: Bonds rated A have a very strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B: Debt rated BB, and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC: Debt rated  'CC' is currently highly vulnerable to nonpayment.

C: Subordinated debt rated `C' is currently highly vulnerable to nonpayment. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D: Debt rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made.

APPENDIX C


SUMMARY OF PROXY VOTING

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                              Proxy Voting Summary

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if the:
    o  plan dilution is more than 10% of outstanding common stock,
    o plan allows for non-qualified options to be priced at less than 85% of the fair market value on the grant date,
    o company allows or has allowed there-pricing or replacement of underwater options in the past fiscal year (or the exchange of underwater options).

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
    o the plan allows stock to be purchased at less than 85% of fair market value;
    o  this plan dilutes outstanding common equity greater than 10%
    o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity.

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
    o  change the company name;
    o  approve other business;
    o  adjourn meetings;
    o  make technical amendments to the by-laws or charters;
    o  approve financial statements;
    o  approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:
     o    calling for shareholder ratification of auditors;
     o    calling for auditors to attend annual meetings;
     o    seeking to increase board independence;
     o    requiring minimum stock ownership by directors;
     o seeking to create a nominating committee or to increase the independence of the nominating committee;
     o    seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                             Proxy Voting Procedures

The role of the proxy voting service
John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator
The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees
The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

FINANCIAL STATEMENTS


The financial statements listed below are included in the Fund's respective 2003 Annual Report to Shareholders for the year ended May 31, 2003 (filed electronically on July 24, 2003, accession number 0000315554-03-000004) are included in and incorporated by reference into Part B of this registration statement of John Hancock Investment Grade Bond Fund (file nos. 811-03006 and 2-66906).

John Hancock Bond Trust
 John Hancock Investment Grade Bond Fund

     Statement of Assets and Liabilities as of May 31, 2003.
     Statement of Operations for the fiscal year ended May 31, 2003. Statement of Changes in Net Assets for each of the periods indicated
      therein.
     Financial Highlights for each of the periods indicated therein. Schedule of Investments as of May 31, 2003.
     Notes to Financial Statements.
     Report of Independent Auditors.

                             JOHN HANCOCK BOND TRUST

                                     PART C.

OTHER INFORMATION

Item 23.  Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25. Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnity."

1.01     Indemnification and Exculpation.
         -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26. Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27. Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Equity Trust, John Hancock Investment

Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


 Name and Principal                  Positions and Offices               Positions and Offices
  Business Address                      with Underwriter                    with Registrant
  ----------------                      ----------------                    ---------------

Maureen R. Ford                    Director, Chairman, President         Trustee, Chairman, President
101 Huntington Avenue                   and Chief Executive              and Chief Executive Officer
Boston, Massachusetts                        Officer

Robert H. Watts                      Director, Executive Vice                     None
John Hancock Place                     President and Chief
P.O. Box 111                            Compliance Officer
Boston, Massachusetts

Richard A. Brown                       Senior Vice President,          Senior Vice President and
101 Huntington Avenue                 Chief Financial Officer           Chief Financial Officer
Boston, Massachusetts                     and Treasurer

Susan S. Newton                         Senior Vice President,          Senior Vice President, Chief Legal
101 Huntington Avenue                    Chief Legal Officer                Officer and Secretary
Boston, Massachusetts                       and Secretary

William H. King                        Vice President and                Vice President and Treasurer
101 Huntington Avenue                       Treasurer
Boston, Massachusetts

Jeffrey H. Long                        Vice President, Controller                 None
101 Huntington Avenue                    and Assistant Treasurer
Boston Massachusetts

Thomas E. Moloney                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                          Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                             Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                        Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Mark C. Lapman                               Director                             None
53 State Street
Boston, Massachusetts



                                      C-3



 Name and Principal                  Positions and Offices               Positions and Offices
  Business Address                      with Underwriter                    with Registrant
  ----------------                      ----------------                    ---------------

Keith F. Hartstein                    Executive Vice President                    None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                            Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                           Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Kristine McManus                          Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Thomas H. Connors                         Vice President                          Vice President
101 Huntington Avenue                   and Compliance Officer                    and Compliance
Boston, Massachusetts                                                             Officer

John T. Litzow                        Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts





                                      C-4



(c) None.

Item 28. Location of Accounts and Records.

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment
         Company Act of 1940 at its principal executive offices at 101
         Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29.  Management Services.

          Not applicable.

Item 30.  Undertakings.

          Not applicable








                                      C-5


                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the  Securities  Act of 1933 and has duly caused this  Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and State of Massachusetts on the 28th day of July, 2003.

                            JOHN HANCOCK BOND TRUST

                           By:              *
                                -----------------------------
                                Maureen R. Ford
                                Chairman, President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      Signature                                       Title                             Date
      ---------                                       -----                             ----

          *
----------------------------             Trustee, Chairman, President and
Maureen R. Ford                          Chief Executive Officer

          *                              Senior Vice President and
----------------------------             Chief Financial Officer
Richard A. Brown

/s/William H. King                       Vice President, Treasurer                  July 28, 2003
----------------------------             (Chief Accounting Officer)
William H. King

          *                              Trustee
----------------------------
James F. Carlin

          *                              Trustee
----------------------------
William H. Cunningham

          *                              Trustee
----------------------------
John M. DeCiccio

          *                              Trustee
----------------------------
Ronald R. Dion

          *
----------------------------             Trustee
Charles L. Ladner

          *
----------------------------             Trustee
Steven R. Pruchansky

          *
----------------------------             Trustee
Norman H. Smith

          *
----------------------------             Trustee
John P. Toolan


By:      /s/Susan S. Newton                                                         July 28, 2003
         ------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorneys dated
         June 23, 2001 and
         September 12, 2001.



                                      C-6

                             John Hancock Bond Trust

                               (File no. 2-66906)

                               INDEX TO EXHIBITS

99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated 7/1/96.**

99.(a).1    Amendment of Section 5.11 and Establishment and Designation of Class
            C shares of Beneficial Interest of High Yield Bond Fund dated
            March 10, 1998.*****

99.(a).2    Amendment of Section 5.11 and Establishment and Designation of Class
            C shares of Beneficial Interest of Government Income and
            Intermediate Government dated December 8, 1998.*****

99.(a).3    Amendment to change the name of John Hancock Intermediate Matuirty
            Government Fund to John Hancock Intermediate Government Fund dated
            March 9, 1999.******

99.(a).4 Instrument Fixing the Number of Trustees and Appointing Individual to Fill Vacancy dated December 7, 1999.*******

99.(a).5    Amendment to Chnage the Name of John Hancock Intermediate
            Government Fund to John Hancock Investment Grade Bond Fund dated
            November 20, 2001.#

99.(a).6    Amendment of Section 5.11 and Establishment and Designation of
            Class I Shares of Beneficial Interest of John Hancock Investment
            Grade Bond Fund effective July 22, 2003.##

99.(b)      By-Laws.  Amended and Restated By-Laws dated November 19, 1996.***

99.(b).1    Amendment to By-Laws for all John Hancock open end funds to add
            Abstentions and Broker Non-Votes effective March 1, 2002.#

99.(c) Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.(d)      Investment Advisory Contracts. Investment Advisory Agreement between
            John Hancock Advisers, Inc. and the Registrant on behalf of John
            Hancock Intermediate Maturity Government  Fund.*

99.(d).1    Investment Management Contract between John Hancock Advisers, Inc.
            and the Registrant on behalf of John Hancock Government Income Fund and John Hancock Yield Bond Fund dated August 30, 1996.***

99.(e)      Underwriting Contracts.  Distribution Agreement between John Hancock
            Broker Distribution  Services, Inc. and the Registrant.*

99.(e).1    Form of soliciting Dealer Agreement between John Hancock Funds, Inc.
            and the John Hancock funds.*****

99.(e).2    Form of Financial Institution Sales and Service Agreement between
            John Hancock Funds, Inc. and the John Hancock funds.*

99.(e).3    Amendment to Distribution Agreement dated August 30, 1996.***

99.(f)      Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g)      Custody Agreement between John Hancock Mutual Funds and Bank of New
            York dated September 10, 2001.**********

99.(h)      Other Material Contracts. Amended and Restated Master Transfer
            Agency and Service Agreement between John Hancock funds and John
            Hancock Signature Services, Inc. dated June 1, 1998.*****

99.(h).1    Service Agreement between Charles Schwab & Co., Inc. and John
            Hancock High Yield Bond Fund, Class A, John Hancock Funds, Inc. and
            John Hancock Signature Services, Inc.********

99.(i)      Legal Opinion.+

99.(j)      Other Opinions.+

99.(k)      Omitted Financial Statements.  Not Applicable.

99.(l)      Initial Capital Agreements.  Not Applicable.



                                      C-7


99.(m) Rule 12b-1 Plan. Rule 12b-1 Plans for Class A and Class B Shares for John Hancock Intermediate Maturity Government Fund dated
            December 22, 1994.*

99.(m).1    Rule 12b-1 Plans for Class A and Class B  Shares for John Hancock
            High Yield Bond Fund dated  August 30, 1996.***

99.(m).2    Rule 12b-1 Plans for Class A and Class B Shares for John Hancock
            Government Income Fund dated August 30, 1996.***

99.(m).3    Rule 12b-1 Plan for Class C shares for John Hancock High Yield Bond
            Fund dated May 1, 1998.*****

99.(m).4    Rule 12b-1 Plan for Class C Shares for John Hancock Intermediate
            Government Fund dated April 1, 1999.******

99.(m).5    Rule 12b-1 Plan for Class C Shares for John Hancock Government
            Income Fund dated April 1, 1999.******

99.(n)      Financial Data Schedule. Not Applicable.

99.(o) John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock
            Bond Trust Fund.****

99.(p)      Code of Ethics. John Hancock Advisers, LLC and each of the John
            Hancock Funds (together called "John Hancock Funds"). dated
            March 15, 2003.##


* Previously filed electronically with Registration Statement and/or post-effective amendment no. 30, file nos. 811-03006 and 2-66906 on May 15, 1995, accession number 0000950135-95-001202.

** Previously filed electronically with Registration Statements and/or post-effective amendment no. 35 file nos. 811-03006 and 2-66906 on August 28, 1996, accession number 0001010521-96-000148.

***         Previously filed electronically with post-effective amendment number
            36 (file nos. 811-3006 and 2-66906) on February 28, 1997, accession number 0001010521-97-000232.

****        Previously filed electronically with post-effective amendment number
            41 (file nos. 811-3006 and 2-66906) on July 6, 1998, accession number 0001010521-98-000288.

*****       Previously filed electronically with post-effective amendment number
            44 (file nos. 811-3006 and 2-66906) on March 26, 1999, accession number 0001010521-99-000167.

******      Previously filed electronically with post-effective amendment number
            45 (file nos. 811-3006 and 2-66906) on September 27, 1999, accession number 0001010521-99-000345.

*******     Previously filed electronically with post-effective amendment number
            46 (file nos. 811-3006 and 2-66906) on July 25, 2000, accession number 0001010521-00-000358.

********    Previously filed electronically with post-effective amendment number
            47 (file nos. 811-3006 and 2-66906) on September, 2000, accession number 0001010521-00-000424.

*********   Previously filed electronically with post-effective amendment number
            49 (file nos. 811-3006 and 2-66906) on August 27, 2001, accession number 0001010521-01-500144.

**********  Previously filed electronically with post-effective amendment number
            50 (file nos. 811-3006 and 2-66906) on October 25, 2001, accession number 0001010521-01-500236.

#           Previously filed electronically with post-effective amendment number
            51 (file nos. 811-3006 and 2-66906) on July 25, 2002, accession number 0001010521-02-000236.

##          Previously filed electronically with post-effective amendment number
            53 (file nos. 811-3006 and 2-66906) on May 22, 2003, accession number 0001010521-03-000150.

+           Filed herewith.


                                       C-8